Shareholder Report, Holdings (Details) - Capital Group Central Corporate Bond Fund - Class M	Nov. 30, 2025
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.85%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.37%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.53%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.48%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.44%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.28%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.38%
Other corporate bonds and notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
U.S. Treasury bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Other bonds & notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.31%
Short Term Securities And Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.76%	[1]

[1]	Includes derivatives.